Private Placement	12 Months Ended
Dec. 31, 2021
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the sponsor and EarlyBirdCapital and its designee purchased an aggregate of 215,000 Private Units at a price of $10.00 per Private Unit, and 2,150,000 Private Warrants at a price of $1.00 per Private Warrant for an aggregate purchase price of $4,300,000. The sponsor purchased 179,638 Private Units and EarlyBirdCapital and its designee purchased an aggregate of 35,362 Private Units. In addition, the sponsor purchased 1,796,380 Private Warrants and EarlyBirdCapital and its designee purchased an aggregate of 353,620 Private Warrants. On July 19, 2019, in connection with the underwriters’ exercise of the over-allotment option in full, the sponsor and EarlyBirdCapital and its designee purchased an aggregate of 22,500 additional Private Units, of which 18,800 Private Units were purchased by the sponsor and 3,700 Private Units were purchased by EarlyBirdCapital and its designee, for an aggregate purchase price of $225,000. In addition, in connection with the underwriters’ exercise of the over-allotment option in full, the sponsor and EarlyBirdCapital and its designee purchased an aggregate of 225,000 additional Private Warrants, of which 188,000 Private Warrants were purchased by the sponsor and 37,000 Private Warrants were purchased by EarlyBirdCapital and its designee, for an aggregate purchase price of $225,000. Each Private Unit consists of one share of common stock (“Private Share”) and one-half of one warrant (“Private Warrant”). Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the Private Securities were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Securities will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Securities and all underlying securities will expire worthless.